Acquisitions and Dispositions - 2014 Acquisitions Intangible Assets (Details) - Bally Acquisition $ in Millions	Nov. 21, 2014 USD ($)
Business Acquisition [Line Items]
Property and equipment total	$ 335.3
Intangible asset total	1,800.3
Trade names
Business Acquisition [Line Items]
Intangible asset total	225.0
Brand names
Business Acquisition [Line Items]
Intangible asset total	90.7
Core technology and content
Business Acquisition [Line Items]
Intangible asset total	734.7
Customer relationships
Business Acquisition [Line Items]
Intangible asset total	726.0
Long-term licenses
Business Acquisition [Line Items]
Intangible asset total	23.9
Land and land improvements
Business Acquisition [Line Items]
Land and land improvements	18.1
Buildings and leasehold improvements
Business Acquisition [Line Items]
Buildings and leasehold improvements	36.3
Furniture, fixtures, and other property, plant and equipment
Business Acquisition [Line Items]
Furniture, fixtures, and other property, plant and equipment	33.6
Gaming equipment
Business Acquisition [Line Items]
Furniture, fixtures, and other property, plant and equipment	$ 247.3